TAXATION - Deferred tax assets and liabilities (Details) - CAD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	$ (75,449)	$ (98,122)
Deferred tax assets and liabilities [abstract]
Deferred income tax assets	5,904	6,337
Deferred income tax liabilities	(81,353)	(104,459)
Net deferred income tax liability	(75,449)	(98,122)
Accounting income not currently taxable
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	24,782	(655)
Deferred tax assets and liabilities [abstract]
Net deferred income tax liability	24,782	(655)
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(128,423)	(127,466)
Deferred tax assets and liabilities [abstract]
Net deferred income tax liability	(128,423)	(127,466)
Investment tax credits taxable in future years when utilized
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(5,332)	(7,285)
Deferred tax assets and liabilities [abstract]
Net deferred income tax liability	(5,332)	(7,285)
Loss available for offset against future taxable income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	9,537	13,898
Deferred tax assets and liabilities [abstract]
Net deferred income tax liability	9,537	13,898
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	19,001	21,688
Deferred tax assets and liabilities [abstract]
Net deferred income tax liability	19,001	21,688
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	4,986	1,698
Deferred tax assets and liabilities [abstract]
Net deferred income tax liability	$ 4,986	$ 1,698